Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Debt Instrument [Line Items]
Debt
7.	DEBT
TriplePoint Venture Growth BDC Corporation Loan
–
In September 2018, the Company entered into a loan and security agreement with TriplePoint Venture Growth BDC Corporation (“TriplePoint”), to provide a term loan of $10.0 million (the “TriplePoint Loan”), subject to certain nonfinancial covenants. The TriplePoint Loan bears interest at a rate of prime plus 5.25% and was scheduled to mature in September 2021. The principal and interest balances of the loan were repaid in November 2020, using in part, proceeds from the Blue Torch Financing.
The TriplePoint Loan had an effective interest rate of 13.9% for the year ended December 31, 2020. Interest expense for the six months ended June 30, 2020, was $0.7 million.
Paycheck Protection Program Loan
–
In April 2020, the Company was granted a loan under the Paycheck Protection Program offered by the Small Business Administration under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), section 7(a)(36) of the Small Business Act (“PPP Loan”) for $10.0 million. The loan was provided by Newtek Small Business Finance, LLC and is evidenced by a promissory note and bears interest at 1% with no payments for the first six months and principal and interest payments thereafter. The loan is scheduled to mature in July 2023 and is subject to partial or full forgiveness if the Company uses all proceeds for eligible purposes, maintains certain employment levels, and maintains certain compensation levels in accordance with and subject to the CARES Act and the rules, regulations, and guidance.
The Company used all proceeds from the PPP Loan to maintain payroll and make payments for lease obligations and utilities. The Company has not concluded whether an application for full or partial forgiveness will be filed therefore management accounted for the loan as a debt and accrued interest. Interest expense was $50 thousand and $21 thousand, respectively, for the six months ended June 30, 2021 and 2020.
Convertible Loan
–
In October 2020, the Company entered into a convertible unsecured subordinated loan agreement to borrow up to $50.0 million (the “Convertible Loan”) from certain existing investors and executives (the “Lenders”). This agreement was amended in December 2020 to increase the borrowing limit to $70 million, of which $43.7 million is outstanding as of June 30, 2021. The Convertible Loan has several conversion options, including automatic conversion upon a qualified financing of at least $75.0 million, an optional conversion upon a non-qualified
financing, initial public offering (“IPO”) and an optional conversion upon maturity. The Convertible Loan also carries a mandatory repayment feature upon a change in control. The Convertible Loan accrues interest at 14% and matures in May 2024. The Company has elected to measure the Convertible Loan under the fair value option. Under the fair value option, the convertible loans will be measured at fair value in each reporting period until they are settled, with changes in the fair values being recognized in the Company’s consolidated statements of operations as income or expense. Debt issuance costs incurred in connection with the notes were expensed as incurred. As the convertible notes are carried at fair value in their entirety, further consideration of the embedded features in the convertible loan is not required.
Convertible Loan Restructuring
– In February 2021, the Company and its Lenders agreed to an amendment to the Convertible Loan to specify the treatment of the Convertible Loan should the Company merge with a Special Purpose Acquisition Company (“SPAC”), and subsequently become a publicly traded entity (“SPAC Merger”). In order to simplify the potential mechanics of a SPAC Merger in the future, among other reasons, the holders of the Convertible Loan agreed to specify that immediately prior to the closing of a SPAC Merger, the Convertible Loan would be automatically converted into the Company’s common stock at a conversion price equal to 90% of the value of the Company’s stock at such time. The modification of the Convertible Loan was treated as a debt extinguishment. As the substance of the transaction is a capital contribution from related parties, the resulting gain of $36.8 million was recorded to additional paid-in
capital during the six months ended June 30, 2021.
2021 Convertible Loan
– In April 2021, the Company entered into an additional convertible unsecured subordinated loan agreement to borrow up to $75.0 million (the “2021 Convertible Loan”) from new investors, certain existing investors and executives. The 2021 Convertible Loan is senior in right of payment to the Convertible Loan, but expressly subordinated in right of payment to the Blue Torch Loan. The 2021 Convertible Loan has several conversion options, including an optional conversion upon maturity and automatic conversion upon a merger with a special purpose acquisition company (“SPAC”) (“SPAC Transaction”). If a SPAC Transaction occurs on or prior to the maturity date and prior to payment in full of the principal amount, then the outstanding principal amount of the 2021 Convertible Loan and all accrued and unpaid interest will automatically convert into fully paid and nonassessable shares of Enjoy’s common stock immediately prior to the closing of the SPAC Transaction at a price per share equal to 80% of the value assigned to each share of Enjoy’s common stock. The 2021 Convertible Loan incurs interest at 8% per annum and mature in April 2022. Through August 23, 2021, the Company borrowed $60.0 million under the 2021 Convertible Loan agreement.
The following table provides a reconciliation of changes in fair value for the Company’s convertible loans using inputs classified as Level 3 (in thousands):

Balance at December 31, 2020	$86,357
Debt extinguishment of convertible loans	(36,782)
Change in fair value	19,226
Proceeds from issuance of convertible loans	60,200

Balance as of June 30, 2021	$129,001

Blue Torch Loan –
In November 2020, the Company, as borrower, and the Company’s subsidiaries, as guarantors, entered into a first lien term loan agreement with Blue Torch Finance, LLC, as administrative agent and collateral agent, and certain affiliates of Blue Torch Capital LP, as lenders, to borrow a first lien term loan in an aggregate principal amount of $37.0 million (the “Blue Torch Loan”), net of $1.2 million in lender fees, collateralized by substantially all of the property and assets (tangible and intangible) of the Company and its subsidiaries and maturing in November 2023. The Blue Torch Loan incurs interest at one of two rates, (the “Reference Rate” or the “LIBOR Rate”), determined at the option of the Company, plus an applicable margin. The Reference Rate is calculated as the greatest of (i) 2.0% per annum, (ii) fluctuating interest rate per annum equal to the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System, as published on the next succeeding business day by the Federal Reserve Bank of New York, plus 0.50% per annum, (iii) the LIBOR Rate plus 1.0% per annum, or (iv) the interest rate last quoted by the Wall Street Journal as the “prime rate” or, if unavailable, the highest per annum interest rate published by the Federal Reserve Board in Federal Reserve Statistical Release H.15 (519) (Selected Interest Rates) as the “bank prime loan” rate. The LIBOR Rate is calculated as the greater of (i) LIBOR rate divided by 100% minus a reserve percentage or (ii) 1.0% per annum. The applicable margin is 9.0% per annum if the Company chooses the Reference Rate and is 10% per annum if the Company chooses the LIBOR Rate. The Blue Torch Loan had an effective interest rate of 14.9% for the six months ended June 30, 2021.
The Blue Torch Loan may be prepaid in an amount equal to the outstanding principal and accrued interest plus an applicable premium of (i) if prepaid during the first year after the effective date, a make-whole amount equal to (x) the amount of interest that would otherwise have been payable to the lenders from the payoff date until the twelve month anniversary of the effective date, calculated using the Reference Rate or LIBOR Rate in effect on the payoff date, less (y) the amount of interest the lenders would have received from the payoff date until the twelve month anniversary of the effective date if the lenders had reinvested the prepaid principal amount at the U.S. treasury rate in effect on the payoff date, plus (z) 3.0% of the outstanding principal, (ii) if prepaid during the second year after the effective date, 2.0% of the outstanding principal, (iii) if prepaid during the third year after the effective date, 1.0% of the outstanding principal, and

(iv) thereafter, 0%. In connection with the proposed merger with Marquee Raine Acquisition Corp. (“MRAC”), the Company expects to pay off the Blue Torch Loan in full (see Note 18).
The components of the Company’s outstanding debt were as follows (in thousands):

	June 30, 2021	December 31, 2020
Paycheck Protection Program Loan principal	$10,000	$10,000
Blue Torch Loan principal	37,000	37,000
Deferred financing costs and unamortized discount	(2,677)	(3,317)
Less: current portion	(4,436)	(2,105)

Long-term debt, net of discount	$39,887	$41,578

Convertible loans principal	$103,650	$43,451
Fair value premium of convertible loans	25,351	42,906
Less current portion of:
Principal	(60,000)	—
Fair value premium of Convertible Loan	(15,845)	$—

Long-term convertible loans, at fair value	$53,156	$86,357

8.	DEBT
TriplePoint Venture Growth BDC Corporation Loan
–
In September 2018, the Company entered into a loan and security agreement with TriplePoint Venture Growth BDC Corporation (“TriplePoint”), to provide a term loan of $10.0 million (the “TriplePoint Loan”), subject to certain nonfinancial covenants. The TriplePoint Loan bears interest at a rate of prime plus 5.25% and was scheduled to mature in September 2021. The principal and interest balances of the loan were repaid in November 2020, using in part, proceeds from the Blue Torch Financing. As of December 31, 2019, the carrying value on this term loan was $10.0 million, less unamortized issuance costs of $0.1 million, plus $0.2 million related to the accretion of the repayment premium netting to a total of $10.1 million.
The TriplePoint Loan had an effective interest rate of 13.9% for the years ended December 31, 2020 and 2019. Interest expense for the years ended December 31, 2020 and 2019 was $1.1 million and $1.4 million, respectively.
Paycheck Protection Program Loan
–
In April 2020, the Company was granted a loan under the Paycheck Protection Program offered by the Small Business Administration under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), section 7(a)(36) of the Small Business Act (“PPP Loan”) for $10.0 million. The loan was provided by Newtek Small Business Finance, LLC and is evidenced by a promissory note and bears interest at 1% with no payments for the first six months and principal and interest payments thereafter. The loan is scheduled to mature in July 2023 and is subject to partial or full forgiveness if the Company uses all proceeds for eligible purposes, maintains certain employment level, and maintains certain compensation levels in accordance with and subject to the CARES Act and the rules, regulations, and guidance.
The Company used all proceeds from the PPP Loan to maintain payroll and make payments for lease obligations and utilities. The Company has not concluded whether an application for full or partial forgiveness will be filed therefore management accounted for the loan as a debt and accrued interest. For the year ended December 31, 2020 the Company recognized interest expense in amount of $0.1 million in the consolidated statement of operations and comprehensive loss.
Convertible Loan
–
In October 2020, the Company entered into a convertible unsecured subordinated loan agreement to borrow up to $50.0 million (the “Convertible Loan”) from certain existing investors and executives (the “Lenders”). This agreement was amended in December 2020 to increase the borrowing limit to $70 million, of which $43.5 million is outstanding as of December 31, 2020. The Convertible Loan has several conversion options, including automatic conversion upon a qualified financing of at least $75.0 million, an optional conversion upon a non-qualified
financing, initial public offering (“IPO”) and an optional conversion upon maturity. The Convertible Loan also carries a mandatory repayment feature upon a change in control. The Convertible Loan incurs interest at 14% and matures in May 2024. The Company has elected to measure the Convertible Loan under the fair value option. Under the fair value option, the convertible loans will be measured at fair value in each reporting period until they are settled, with changes in the fair values being recognized in the Company’s consolidated statements of operations as income or expense. Debt issuance costs incurred in connection with the notes were expensed as incurred. As the convertible notes are carried at fair value in their entirety, further consideration of the embedded features in the convertible loan is not required.
Blue Torch Loan –
In November 2020, the Company, as borrower, and the Company’s subsidiaries, as guarantors, entered into a first lien term loan agreement with Blue Torch Finance, LLC, as administrative agent and collateral agent, and certain affiliates of Blue Torch Capital LP, as lenders, to borrow a first lien term loan in an aggregate principal amount of $37.0 million (the “Blue Torch Loan”), net of $1.2 million in lender fees, collateralized by substantially all of the property and assets (tangible and intangible) of the Company and its subsidiaries and maturing in November 2023. The Blue Torch Loan incurs interest at one of two rates, (the “Reference Rate” or the “LIBOR Rate”), determined at the option of the Company, plus an applicable margin. The Reference Rate is calculated as the greatest of (i) 2.0% per annum, (ii) fluctuating interest rate per annum equal to the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System, as published on the next succeeding business day by the Federal Reserve Bank of New York, plus 0.50% per annum, (iii) the LIBOR Rate plus 1.0% per annum, or (iv) the interest rate last quoted by the Wall Street Journal as the “prime rate” or, if unavailable, the highest per annum interest rate published by the Federal Reserve Board in Federal Reserve Statistical Release H.15 (519) (Selected Interest Rates) as the “bank prime loan” rate. The LIBOR Rate is calculated as the greater of (i) LIBOR rate divided by 100% minus a reserve percentage or (ii) 1.0% per annum. The applicable margin is 9.0% per annum if the Company chooses the Reference Rate and is 10% per annum if the Company chooses the LIBOR Rate. The Blue Torch Loan had an effective interest rate of 14.9% for the year ended December 31, 2020. Interest expense for the year ended December 31, 2020 was $0.7 million.
The Blue Torch Loan may be prepaid in an amount equal to the outstanding principal and accrued interest plus an applicable premium of (i) if prepaid during the first year after the effective date, a make-whole amount equal to (x) the amount of interest that would otherwise have been payable to the lenders from the payoff date until the twelve month anniversary of the effective date, calculated using the Reference Rate or LIBOR Rate in effect on the payoff date, less (y) the amount of interest the lenders would have received from the payoff date until the twelve month anniversary of the effective date if the lenders had reinvested the prepaid principal amount at the U.S. treasury rate in effect on the payoff date, plus (z) 3.0% of the outstanding principal, (ii) if prepaid during the second year after the effective date, 2.0% of the outstanding principal, (iii) if prepaid during the third year after the effective date, 1.0% of the outstanding principal, and (iv) thereafter, 0%. In connection with the proposed Business Combination, the Company expects to pay off the Blue Torch Loan in full.
At December 31, 2020, the aggregate maturities of principal on all debt for each of the next five years and thereafter is as follows (in thousands):

Years Ending December 31,	Total
2021	$2,105
2022	7,895
2023	37,000
2024	43,451
2025	—
Thereafter	—

Subtotal	90,451
Fair value premium of convertible loan	42,906
Deferred financing costs and unamortized discount	(3,317)

Total	$130,040